Components of Income Tax Expense and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before income taxes and non controlling interest	$ 286,061	$ 73,299	[1]	$ 58,504
Tax uncertainties	1,502	917		1,760
Stock base compensation	(622)	(94)		390
162(m) officers' compensation	412	102		15
Adjustment for prior years	(392)	47		270
Foreign derived intangible income	(329)	(112)		(77)
Valuation allowance	(382)	67		315
Foreign rate difference	1,583	(1,333)		(778)
Other	1	32		53
Foreign taxes rate	271	(1,291)		188
Income tax (expense) benefit	$ 1,773	$ (374)		$ 1,948
Tax uncertainties	0.53%	1.25%		3.01%
Stock base compensation	(0.22%)	(0.13%)		0.67%
162(m) officers' compensation	0.14%	0.14%		0.03%
Adjustment for prior years	(0.14%)	0.06%		0.46%
Foreign derived intangible income	(0.12%)	(0.15%)		(0.13%)
Valuation allowance	(0.13%)	0.09%		0.54%
Foreign rate difference	0.55%	(1.82%)		(1.33%)
Other	0.00%	0.04%		0.09%
Foreign tax rate	0.09%	(1.76%)		0.32%
Income tax (expense) benefit, net	0.62%	(0.51%)		3.33%

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on financial instruments, net of $4,409, $(6,044) and $(15,442) for the years ended December 31, 2021, 2020 and 2019, respectively, and debt termination expense of $15,209, $8,750 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.